SCHEDULE OF FIXED ASSETS (Details) - USD ($)	May 31, 2026	Feb. 28, 2026		Feb. 28, 2025
Property, Plant, and Equipment [Line Items]
Fixed assets gross	$ 739,211	$ 723,611		$ 749,514
Less: Accumulated depreciation	(562,268)	(540,426)		(491,186)
Fixed assets, net of accumulated depreciation	176,943	183,185	[1]	258,328
Automobiles [Member]
Property, Plant, and Equipment [Line Items]
Fixed assets gross	74,237	74,237		74,237
Demo Devices [Member]
Property, Plant, and Equipment [Line Items]
Fixed assets gross	265,421	265,421		302,186
Tools, Dies and Molds [Member]
Property, Plant, and Equipment [Line Items]
Fixed assets gross	122,620	107,020		107,020
Machinery and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Fixed assets gross	17,246	17,246		8,825
Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Fixed assets gross	157,448	157,448		157,448
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Fixed assets gross	15,312	15,312		15,312
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Fixed assets gross	21,225	21,225		21,225
Warehouse Equipment [Member]
Property, Plant, and Equipment [Line Items]
Fixed assets gross	38,746	38,746		36,305
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Fixed assets gross	$ 26,956	$ 26,956		$ 26,956

[1]	Derived from audited information